Income taxes	12 Months Ended
Mar. 31, 2023
Disclosure of income tax [Abstract]
Income taxes
25.
Income taxes

a.
Income tax expense/(benefit) recognized in the consolidated income statement

Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2023		2022		2021
Current taxes
Domestic	Rs.	8,768	Rs.	4,180	Rs.	5,849
Foreign		4,090		2,231		2,323
	Rs.	12,858	Rs.	6,411	Rs.	8,172
Deferred taxes
Domestic	Rs.	3,891	Rs.	2,165	Rs.	2,736
Foreign		(1,449)		154		(1,733)
	Rs.	2,442	Rs.	2,319	Rs.	1,003
Tax expense, net	Rs.	15,300	Rs.	8,730	Rs.	9,175

b.
Income tax expense/(benefit) recognized directly in equity

Income tax expense/(benefit) recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2023		2022		2021
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	(293)	Rs.	293
Tax effect on effective portion of change in fair value of cash flow hedges		(354)		288		319
Tax effect on foreign currency translation differences		48		-		-
Tax effect on actuarial gains/losses on defined benefit obligations		69		(12)		(73)
	Rs.	(237)	Rs.	(17)	Rs.	539

c.

Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2023, 2022 and 2021:

	For the Year Ended March 31,
	2023		2022		2021
Profit before income taxes	Rs.	60,367	Rs.	32,298	Rs.	26,413
Enacted tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	Rs.	21,092	Rs.	11,285	Rs.	9,229
Effect of:
Differences between Indian and foreign tax rates	Rs.	(3,807)	Rs.	(427)	Rs.	810
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		(757)		97		1,220
Expenses not deductible for tax purposes		201		208		230
Income exempt from income taxes		(769)		(1,619)		(1,807)
Foreign exchange differences		(204)		(55)		(18)
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		(220)		-
Income from sale of capital assets		(602)		(305)		-
Others		146		(234)		(489)
Income tax expense/(benefit)	Rs.	15,300	Rs.	8,730	Rs.	9,175
Effective tax rate		25%		27%		35%

The Company’s effective tax rate for the year ended March 31, 2023 was lower compared to the year ended March 31, 2022 primarily on account of:

•
changes in the Company’s jurisdictional mix of earnings (i.e., increase in the proportion of the Company’s profits from lower tax jurisdictions and decrease in the proportion of the Company’s profits from higher tax jurisdictions) for the year ended March 31, 2023 as
compared to the year ended March 31, 2022; and

•
recognition of a previously unrecognized deferred tax asset on operating tax losses, primarily pertaining to Dr. Reddy’s Laboratories SA, Switzerland, as the Company believes that it is probable that there will be available taxable profits against which such tax losses can be utilized.

T
he Company’s effective tax rate for the year ended March 31, 2022 was lower as compared to the year ended March 31, 2021 primarily on account of:

•
a
lower profit base during the year ended March 31, 202
1
on account of impairment losses, a permanent difference resulting in a higher tax rate
.
After adjusting these impairment losses, the adjusted effective tax rate stands at 26.5% for the year ended March 31, 2021; and

•
inclusion
of income from sale of capital assets, which is taxable at a rate lower than the enacted tax rate for the year ended March 31, 2022. Consequently, the effective tax rate for the year ended March 31, 2022 was lower by approximately
 1% on account of income from the sale of capital assets.

The Company has considered the impact of recent tax regulations and developments, including updates to its estimate on the impact of adoption of the Taxation Laws (Amendment) Act 2019, in determining its “Tax expense, net” for the year ended March 31 2023.

d.    Unrecognized deferred tax assets

The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2023		2022
Deductible temporary differences, net	Rs.	293	Rs.	538
Operating tax loss carry-forward		4,074		4,590
	Rs.	4,367	Rs.	5,128

During the year ended March 31, 2023, the Company recognized deferred tax assets on certain operating tax losses, primarily pertaining to Dr. Reddy’s Laboratories SA, Switzerland, as the Company believes that it is probable that there will be available taxable profits against which such tax losses can be utilized.

Deferred income tax liability is not provided on undistributed earnings of Rs.30,429 and Rs.18,471 as of March 31, 2023 and 2022, respectively of subsidiaries, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e.
Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,
	2023		2022
Deferred tax assets/(liabilities):
Inventories	Rs.	3,363	Rs.	3,197
Minimum Alternate Tax*		-		3,929
Trade and other receivables**		2,808		710
Operating/other tax loss carry-forward		2,086		2,053
Other current assets and other current liabilities, net		935		1,546
Property, plant and equipment		(3,139)		(3,300)
Other intangible assets		138		34
Others		172		(25)
Net deferred tax assets	Rs.	6,363	Rs.	8,144

*
As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT”) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT computed under section 115JB of the Tax Act. If in any year the Company pays a MAT, then it is entitled to claim credit of the MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated
 During the year ended March 31, 2023 the Company has utilized the available MAT credit.
.

**The final regulations addressing changes in
U.S

income recognition rules under Treas. Reg. sections 1.451-3 and 1.451-8 were published on January 6, 2021, and are effective for tax years beginning on or after January 1, 2021. The final regulations
,
which are mandatory for tax years beginning after December 31, 2020, are consistent with the Internal Revenue Service’s position and therefore create the need for the Company to change its current accounting method used for chargebacks to align with the final regulations. As a consequence of the new regulations, Dr. Reddy’s Laboratories Inc. U.S.A. has created a deferred tax asset and deferred tax liability in the financial statements reported for the year ending March 31, 2022.

In assessing whether the deferred income tax assets will be realized, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2024 through 2040
.

f.
Movement in deferred tax assets and liabilities during the years ended March 31, 2023 and
2022
.
	As of March 31, 2022		Recognized in income statement		Recognized in equity		As of March 31, 2023
Deferred tax assets/(liabilities):
Inventories	Rs.	3,197	Rs.	166	Rs.	-	Rs.	3,363
Minimum Alternate Tax		3,929		(3,929)		-		-
Trade and other receivables		710		2,098		-		2,808
Operating/other tax loss carry-forward		2,053		33		-		2,086
Other current assets and other current liabilities, net		1,546		(611)		-		935
Property, plant and equipment		(3,300)		161		-		(3,139)
Other intangible assets		34		104		-		138
Others		(25)		(40)		237		172
Net deferred tax assets	Rs.	8,144	Rs.	(2,018)	Rs.	237	Rs.	6,363

The details of movement in deferred tax assets and liabilities are summarized below:

Deferred tax assets/(liabilities):	As of March 31, 2021		Recognized in income statement		Recognized in equity		As of March 31, 2022
Inventories	Rs.	3,997	Rs.	(800)	Rs.	-	Rs.	3,197
Minimum Alternate Tax		4,748		(819)		-		3,929
Trade and other receivables		569		141		-		710
Operating/other tax loss carry-forward		2,593		(540)		-		2,053
Other current assets and other current liabilities, net		1,404		142		-		1,546
Property, plant and equipment		(2,548)		(752)		-		(3,300)
Other intangible assets		(283)		317		-		34
Others		(188)		146		17		(25)
Net deferred tax assets	Rs.	10,292	Rs.	(2,165)	Rs.	17	Rs.	8,144

The amounts recognized in the consolidated income statement for the years ended March 31, 2023 and 2022 include Rs.424 and Rs.154, respectively, which represent exchange differences arising due to foreign currency translations.

g.
Uncertain tax positions

The Company is contesting various disallowances by the Income Tax authorities in India and Mexico
. The associated tax impact for disallowances being more likely than not to be accepted by
t
ax authorities is Rs.3,384
,
and accordingly, no provision is made in these consolidated financial statements as of March 31, 2023.